Cover - shares	12 Months Ended
	Dec. 31, 2025	Apr. 15, 2025	Jan. 15, 2025
Entity Listings [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	1-8481
Entity Registrant Name	BCE INC.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	4813
Entity Tax Identification Number	98-0134477
Entity Address, Address Line One	1, carrefour Alexander-Graham-Bell, Building A, 7th Floor,
Entity Address, City or Town	Verdun
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3E 3B3
City Area Code	514
Local Phone Number	786-8424
Title of 12(b) Security	Common shares
Trading Symbol	BCE
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
ISSUED (in shares)		10,701,213	9,540,786
Number of shares outstanding		312,818,741	308,654,258
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0000718940
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Series R
Entity Listings [Line Items]
ISSUED (in shares)	6,913,600
Number of shares outstanding	6,913,600
Series S
Entity Listings [Line Items]
ISSUED (in shares)	1,875,977
Number of shares outstanding	1,875,977
Series T
Entity Listings [Line Items]
ISSUED (in shares)	5,041,533
Number of shares outstanding	5,041,533
Series Y
Entity Listings [Line Items]
ISSUED (in shares)	5,382,087
Number of shares outstanding	5,382,087
Series Z
Entity Listings [Line Items]
ISSUED (in shares)	2,387,648
Number of shares outstanding	2,387,648
Series AA
Entity Listings [Line Items]
ISSUED (in shares)	10,186,378
Number of shares outstanding	10,186,378
Series AB
Entity Listings [Line Items]
ISSUED (in shares)	6,062,639
Number of shares outstanding	6,062,639
Series AC
Entity Listings [Line Items]
ISSUED (in shares)	6,160,274
Number of shares outstanding	6,160,274
Series AD
Entity Listings [Line Items]
ISSUED (in shares)	10,944,329
Number of shares outstanding	10,944,329
Series AE
Entity Listings [Line Items]
ISSUED (in shares)	3,220,472
Number of shares outstanding	3,220,472
Series AF
Entity Listings [Line Items]
ISSUED (in shares)	10,507,633
Number of shares outstanding	10,507,633
Series AG
Entity Listings [Line Items]
ISSUED (in shares)	8,097,685
Number of shares outstanding	8,097,685
Series AH
Entity Listings [Line Items]
ISSUED (in shares)	4,188,913
Number of shares outstanding	4,188,913
Series AI
Entity Listings [Line Items]
ISSUED (in shares)	8,738,340
Number of shares outstanding	8,738,340
Series AJ
Entity Listings [Line Items]
ISSUED (in shares)	3,776,360
Number of shares outstanding	3,776,360
Series AK
Entity Listings [Line Items]
ISSUED (in shares)	19,242,741
Number of shares outstanding	19,242,741
Series AL
Entity Listings [Line Items]
ISSUED (in shares)	1,489,288
Number of shares outstanding	1,489,288
Series AM
Entity Listings [Line Items]
ISSUED (in shares)	8,861,751
Number of shares outstanding	8,861,751
Series AN
Entity Listings [Line Items]
ISSUED (in shares)	950,322
Number of shares outstanding	950,322
Series AQ
Entity Listings [Line Items]
ISSUED (in shares)	7,727,909
Number of shares outstanding	7,727,909
Preferred shares
Entity Listings [Line Items]
ISSUED (in shares)	131,755,879
Number of shares outstanding	131,755,879
Business Contact
Entity Listings [Line Items]
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System